Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures and associates [line items]
Other comprehensive income	£ (831)	£ (337)	£ 970
Sales to associates and joint ventures
Share of after tax profits and losses of associates and joint ventures	(2)	33	£ 33
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Other comprehensive income
Share of after tax profits and losses of associates and joint ventures	£ 33	£ 33